EMPLOYEE RELATED LIABILITIES (Schedule of Amounts Recognized in Statement of Financial Position) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Postretirement Medical Plan [Member]
Amounts recognized in statement of financial position:
Current liabilities	$ (40)	$ (83)	$ (89)
Non-current liabilities	(1,741)	(2,894)	(2,228)
Net amount recognized	$ (1,781)	$ (2,977)	$ (2,317)
Weighted average assumptions used:
Discount rate	4.80%	4.30%	5.20%
Rate of compensation increases
Postretirement Medical Plan [Member] | Pre 65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	6.75%	7.00%	7.75%
Ultimate rate	4.50%	5.00%	5.00%
Year the ultimate rate is reached	2025	2022	2022
Postretirement Medical Plan [Member] | Post 65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	10.00%	20.00%	25.00%
Ultimate rate	5.00%	5.00%	5.00%
Year the ultimate rate is reached	2022	2022	2022
Pension Plan [Member]
Amounts recognized in statement of financial position:
Non-current assets			$ 779
Non-current liabilities	$ (79)	$ (1,170)
Net amount recognized	$ (79)	$ (1,170)	$ 779
Weighted average assumptions used:
Discount rate	4.60%	4.20%	5.10%
Rate of compensation increases